Significant Accounting Policies (Summary Of Annual Rate Of Depreciation On Property And Equipment) (Details)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Leasehold improvements	The shorter of term of the lease or the useful life of the asset
Computers And Peripheral Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	33.00%
Computers And Peripheral Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	50.00%
Office Furniture And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	10.00%
Office Furniture And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	20.00%
Building [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	4.00%